FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Schedule of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$12,768	$12,768	$-	$-
Deferred consideration payable	8,750	8,750	-	-
Equipment loans	516	271	245	-
Finance lease obligations	4,528	2,535	1,993	-
Total	$26,562	$24,324	$2,238	$-

Schedule of Foreign Currency Risk
	September 30, 2025		December 31, 2024
	MXN	CDN	MXN	CDN
Cash	$18,295	$475	$13,989	$396
Due from related parties	5,678	-	2,287	-
Long-term investments	-	4,983	-	1,742
Reclamation bonds	-	6	-	6
Amounts receivable	23,083	26	3,599	24
Accounts payable and accrued liabilities	(67,882)	(458)	(65,989)	(46)
Due to related parties	-	(238)	-	(136)
Finance lease obligations	(5,000)	-	(2,031)	(549)
Net exposure	(25,826)	4,794	(48,145)	1,437
US dollar equivalent	$(1,408)	$3,443	$(2,349)	$998

Schedule of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$57,331	$-	$-
Amounts receivable	-	4,802	-
Due from related parties	210	-	-
Derivative asset	-	1,525	-
Long-term investments	3,471	-	108
Total financial assets	$61,012	$6,327	$108

Financial liabilities
Derivative liability	-	-	-
Total financial liabilities	$-	$-	$-
	Level 1	Level 2	Level 3
Financial assets
Cash	$27,317	$-	$-
Amounts receivable	-	3,350	-
Due from related parties	18	-	-
Derivative asset	-	-	-
Long-term investments	1,190	-	57
Total financial assets	$28,525	$3,350	$57

Financial liabilities
Derivative liability	-	(475)	-
Total financial liabilities	$-	$(475)	$-